Offsets	Oct. 23, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-90234
Initial Filing Date	Sep. 22, 2025
Fee Offset Claimed	$ 7,195.06
Explanation for Claimed Amount	Calculated as the aggregate maximum purchase price for shares of common stock, par value $0.01 per share, of Carlyle Credit Solutions, Inc. ("Shares"), based upon the net asset value per Share as of August 31, 2025, of $19.06. This amount is based upon the offer to purchase up to 2,733,492 Shares.
Offset Note	The fee of $7,195.06 was paid in connection with the filing of the Schedule TO-I by Carlyle Credit Solutions, Inc. (File No. 005-90234) on September 22, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Carlyle Credit Solutions, Inc.
Form or Filing Type	SC TO
File Number	005-90234
Filing Date	Sep. 22, 2025
Fee Paid with Fee Offset Source	$ 7,195.06